Accounts receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 5,364,156	$ 191,031	$ 4,452,904
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	5,365,776		4,454,255	$ 4,745,693
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ (1,620)		$ (1,351)